Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Schedule of Fair Value Of Financial Assets and Liabilities Measured on a Recurring Basis
The following table summarizes the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and the fair value measurements by level within the fair value hierarchy as defined in Note 1 as of September 30, 2013 and 2012, respectively:

		Fair Value Measurements - September 30, 2013
	Fair Value	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Liabilities:
Natural gas purchases	$1,177,521	$—	$1,177,521	$—
Interest rate swaps	1,986,695	—	1,986,695	—
Total	$3,164,216	$—	$3,164,216	$—

		Fair Value Measurements - September 30, 2012
	Fair Value	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Liabilities:
Natural gas purchases	$1,065,243	$—	$1,065,243	$—
Interest rate swaps	2,916,718	—	2,916,718	—
Total	$3,981,961	$—	$3,981,961	$—

Summary of the Fair Value of Financial Assets and Liabilities Not Adjusted to Fair Value
The following table summarizes the fair value of the Company’s financial assets and liabilities that are not adjusted to fair value in the financial statements as of September 30, 2013 and 2012.

		Fair Value Measurements - September 30, 2013
	Carrying Amount	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Liabilities:
Note payable	$15,000,000	$—	$—	$14,976,818
Long-term debt	13,000,000	—	—	13,762,952
Total	$28,000,000	$—	$—	$28,739,770

		Fair Value Measurements - September 30, 2012
	Carrying Amount	Quoted Prices in Active Markets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Assets:
Notes Receivable	$1,142,770	$—	$—	$1,152,896
Total	$1,142,770	$—	$—	$1,152,896
Liabilities:
Note payable	$15,000,000	$—	$—	$14,976,818
Long-term debt	13,000,000	—	—	14,310,450
Total	$28,000,000	$—	$—	$29,287,268